Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	May 2013
Distribution Date	06/17/13
Transaction Month	8
30/360 Days	30
Actual/360 Days	33

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	September 22, 2012
Closing Date:	October 17, 2012

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,580,559,886.92	84,244	3.91%	56.26
Original Adj. Pool Balance:	$1,556,359,840.59

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$337,000,000.00	21.322%	0.23000%	October 15, 2013
Class A-2 Notes	Fixed	$499,000,000.00	31.571%	0.40000%	August 17, 2015
Class A-3 Notes	Fixed	$451,000,000.00	28.534%	0.53000%	April 17, 2017
Class A-4 Notes	Fixed	$151,080,000.00	9.559%	0.73000%	June 15, 2018
Class B Notes	Fixed	$28,790,000.00	1.822%	1.06000%	June 15, 2018
Class C Notes	Fixed	$44,360,000.00	2.807%	1.42000%	February 15, 2019
Total Securities		$1,511,230,000.00	95.614%

Overcollateralization		$45,129,840.59	2.855%
YSOA		$24,200,046.33	1.531%
Total Original Pool Balance		$1,580,559,886.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$6,221,469.98	0.0184613	$-	-	$6,221,469.98
Class A-2 Notes	$499,000,000.00	1.0000000	$462,589,825.91	0.9270337	$36,410,174.09
Class A-3 Notes	$451,000,000.00	1.0000000	$451,000,000.00	1.0000000	$-
Class A-4 Notes	$151,080,000.00	1.0000000	$151,080,000.00	1.0000000	$-
Class B Notes	$28,790,000.00	1.0000000	$28,790,000.00	1.0000000	$-
Class C Notes	$44,360,000.00	1.0000000	$44,360,000.00	1.0000000	$-
Total Securities	$1,180,451,469.98	0.7811197	$1,137,819,825.91	0.7529098	$42,631,644.08

Weighted Avg. Coupon (WAC)	3.94%		3.94%
Weighted Avg. Remaining Maturity (WARM)	49.73		48.81
Pool Receivables Balance	$1,246,951,162.10		$1,201,658,746.20
Remaining Number of Receivables	76,166		74,953

Adjusted Pool Balance	$1,229,636,947.90		$1,185,228,985.32

III. COLLECTIONS

Principal:
Principal Collections	$44,204,263.58
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$869,907.14
Total Principal Collections	$45,074,170.72

Interest:
Interest Collections	$4,112,159.69
Late Fees & Other Charges	$65,104.47
Interest on Repurchase Principal	$-
Total Interest Collections	$4,177,264.16

Collection Account Interest	$369.14
Reserve Account Interest	$66.07
Servicer Advances	$-

Total Collections	$49,251,870.09

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Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	May 2013
Distribution Date	06/17/13
Transaction Month	8
30/360 Days	30
Actual/360 Days	33

IV. DISTRIBUTIONS

Total Collections	$49,251,870.09
Reserve Account Available	$7,781,799.20
Total Available for Distribution	$57,033,669.29

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$1,039,125.97		$1,039,125.97	$1,039,125.97
Collection Account Interest					$369.14
Late Fees & Other Charges					$65,104.47
Total due to Servicer					$1,104,599.58

2. Class A Noteholders Interest:
Class A-1 Notes		$1,311.69		$1,311.69
Class A-2 Notes		$166,333.33		$166,333.33
Class A-3 Notes		$199,191.67		$199,191.67
Class A-4 Notes		$91,907.00		$91,907.00

Total Class A interest:		$458,743.69		$458,743.69	$458,743.69

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$25,431.17		$25,431.17	$25,431.17

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$52,492.67		$52,492.67	$52,492.67

Available Funds Remaining:					$47,610,602.98

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$42,631,644.08

		Distributable Amount		Paid Amount
Class A-1 Notes				$6,221,469.98
Class A-2 Notes				$36,410,174.09
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$42,631,644.08		$42,631,644.08
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal				$42,631,644.08

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					4,978,958.90

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$17,314,214.20
Beginning Period Amount	$17,314,214.20
Current Period Amortization	$884,453.32
Ending Period Required Amount	$16,429,760.88
Ending Period Amount	$16,429,760.88
Next Distribution Date Amount	$15,570,398.62

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Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	May 2013
Distribution Date	06/17/13
Transaction Month	8
30/360 Days	30
Actual/360 Days	33

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,781,799.20
Beginning Period Amount	$7,781,799.20
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,781,799.20
Ending Period Amount	$7,781,799.20

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$49,185,477.92	$47,409,159.41	$47,409,159.41
Overcollateralization as a % of Original Adjusted Pool	3.16%	3.05%	3.05%
Overcollateralization as a % of Current Adjusted Pool	4.00%	4.00%	4.00%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.12%	74,295	98.92%	$1,188,687,499.52
30 - 60 Days	0.73%	549	0.90%	$10,851,897.56
61 - 90 Days	0.11%	82	0.14%	$1,649,204.37
91 + Days	0.04%	27	0.04%	$470,144.75
		74,953		$1,201,658,746.20
Total
Delinquent Receivables 61 + days past due	0.15%	109	0.18%	$2,119,349.12
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.16%	123	0.20%	$2,500,523.87
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.11%	87	0.14%	$1,875,882.51
Three-Month Average Delinquency Ratio	0.14%		0.17%

Repossession in Current Period		48		$979,396.22
Repossession Inventory		69		$701,380.92

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,088,152.32
Recoveries				$(869,907.14)
Net Charge-offs for Current Period				$218,245.18

Beginning Pool Balance for Current Period				$1,246,951,162.10

Net Loss Ratio				0.21%
Net Loss Ratio for 1st Preceding Collection Period				0.32%
Net Loss Ratio for 2nd Preceding Collection Period				0.73%
Three-Month Average Net Loss Ratio for Current Period				0.42%

Cumulative Net Losses for All Periods				$3,610,162.84
Cumulative Net Losses as a % of Initial Pool Balance				0.23%

Principal Balance of Extensions				$4,629,458.97
Number of Extensions				224

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